UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4870

General New York Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/29/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
General New York Municipal Money Market Fund

February 29, 2012 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.8%	Rate (%)		Date	Amount ($)		Value ($)
Addison Central School District,
GO Notes, BAN		1.50	6/15/12	1,900,000		1,904,393
Albany County,
GO Notes, TAN		1.00	5/10/12	4,100,000		4,105,342
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; Bank
of America)		0.23	3/7/12	5,000,000	a	5,000,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Project) (LOC; Bank of America)		0.23	3/7/12	2,500,000	a	2,500,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)		0.31	3/7/12	1,430,000	a	1,430,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)		0.36	3/7/12	670,000	a	670,000
Cayuga County,
GO Notes, BAN		1.25	2/8/13	2,000,000		2,012,139
Cortland Enlarged City School
District, GO Notes, BAN		1.50	7/27/12	4,500,000		4,516,330
Erie County Industrial Development
Agency, IDR (Hydro-Air
Components Inc. Project) (LOC;
HSBC Bank USA)		0.21	3/7/12	4,085,000	a	4,085,000
Erie County Industrial Development
Agency, IDR (Luminescent
Systems, Inc. Project) (LOC;
HSBC Bank USA)		0.21	3/7/12	5,400,000	a	5,400,000
Evans-Brant Central School

District, GO Notes, BAN	1.50	6/29/12	3,000,000		3,008,819
Medina Central School District,
GO Notes, BAN	1.50	6/22/12	3,700,000		3,707,351
Middletown,
GO Notes, BAN	0.75	7/31/12	1,000,000		1,001,549
Nassau County Industrial
Development Agency, Housing
Revenue (Rockville Centre
Housing Associates, L.P.
Project) (LOC; M&T Trust)	0.26	3/7/12	5,445,000	a	5,445,000
New York City,
GO Notes (Citigroup ROCS,
Series RR II R-11515)
(Liquidity Facility; Citibank
NA)	0.16	3/7/12	4,000,000 a,b,c		4,000,000
New York City,
GO Notes (LOC; Bank of America)	0.18	3/1/12	2,600,000	a	2,600,000
New York City,
GO Notes (LOC; Bank of America)	0.20	3/7/12	12,000,000	a	12,000,000
New York City,
GO Notes (LOC; California
Public Employees Retirement
System)	0.09	3/1/12	13,400,000	a	13,400,000
New York City,
GO Notes (LOC; California
State Teachers Retirement
System)	0.09	3/1/12	8,615,000	a	8,615,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.09	3/1/12	4,500,000	a	4,500,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.09	3/1/12	1,600,000	a	1,600,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.09	3/1/12	1,000,000	a	1,000,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.14	3/1/12	2,800,000	a	2,800,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.14	3/1/12	2,200,000	a	2,200,000

New York City,
GO Notes (LOC; State Street
Bank and Trust Co.)	0.14	3/1/12	8,700,000	a	8,700,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (Arverne by
the Sea Project) (LOC; TD Bank)	0.16	3/7/12	8,400,000	a	8,400,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program -
Cobble Hill Health Center,
Inc.) (LOC; Bank of America)	0.28	3/7/12	2,400,000	a	2,400,000
New York City Housing Development
Corporation, MFHR (Citigroup
ROCS, Series RR II R-13100)
(Liquidity Facility; Citibank
NA)	0.18	3/7/12	2,695,000 a,b,c		2,695,000
New York City Industrial
Development Agency, Civic
Facility and Improvement
Revenue, Refunding (American
Civil Liberties Union
Foundation, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.09	3/1/12	1,700,000	a	1,700,000
New York City Industrial
Development Agency, Civic
Facility Revenue (A Very
Special Place, Inc. Project)
(LOC; HSBC Bank USA)	0.21	3/7/12	4,900,000	a	4,900,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC; TD
Bank)	0.24	3/7/12	3,575,000	a	3,575,000
New York City Industrial
Development Agency, Civic
Facility Revenue (French
Institute-Alliance Francaise
de New York - Federation of
French Alliances in the United
States Project) (LOC; M&T
Trust)	0.22	3/7/12	3,535,000	a	3,535,000
New York City Industrial

Development Agency, Civic
Facility Revenue (Heart Share
Human Services of New York,
Roman Catholic Diocese of
Brooklyn Project) (LOC; HSBC
Bank USA)	0.21	3/7/12	6,050,000	a	6,050,000
New York City Industrial
Development Agency, IDR
(Allway Tools Inc. Additional
Project) (LOC; Citibank NA)	0.41	3/7/12	1,360,000	a	1,360,000
New York City Industrial
Development Agency, IDR (Gary
Plastic Packaging Corporation
Project) (LOC; JPMorgan Chase
Bank)	0.32	3/7/12	2,450,000	a	2,450,000
New York City Industrial
Development Agency, IDR
(Linear Lighting Corporation
Project) (LOC; M&T Trust)	1.16	3/7/12	600,000	a	600,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Mizuho
Corporate Bank Ltd.)	0.08	3/1/12	1,295,000	a	1,295,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Mizuho
Corporate Bank Ltd.)	0.14	3/1/12	6,100,000	a	6,100,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility: California State
Teachers Retirement System and
State Street Bank and Trust
Co.)	0.09	3/1/12	26,000,000	a	26,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Bank of Nova Scotia)	0.13	3/1/12	12,000,000	a	12,000,000
New York City Municipal Water

Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; California State
Teachers Retirement System)	0.10	3/1/12	7,100,000	a	7,100,000
New York City Transitional Finance
Authority, Future Tax Secured
Senior Revenue, Refunding
(Liquidity Facility; TD Bank)	0.09	3/1/12	3,000,000	a	3,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; JPMorgan Chase Bank)	0.14	3/1/12	12,480,000	a	12,480,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	0.13	3/1/12	1,000,000	a	1,000,000
New York State Dormitory
Authority, Revenue (Saint
John's University) (LOC; Bank
of America)	0.20	3/7/12	10,000,000	a	10,000,000
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose) (Citigroup ROCS,
Series RR II R-14005)
(Liquidity Facility; Citibank
NA)	0.16	3/7/12	5,000,000 a,b,c		5,000,000
New York State Housing Finance
Agency, Housing Revenue (20
River Terrace) (Liquidity
Facility; FNMA and LOC; FNMA)	0.13	3/7/12	5,500,000	a	5,500,000
New York State Mortgage Agency,
Mortgage Revenue (Citigroup
ROCS, Series RR II R-404)
(Liquidity Facility; Citibank
NA)	0.21	3/7/12	5,820,000 a,b,c		5,820,000
Newark Central School District,
GO Notes, BAN	1.50	6/25/12	1,000,000		1,003,010
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Mohawk
Valley Community College

Dormitory Corporation Project)
(LOC; Citibank NA)	0.15	3/7/12	7,785,000	a	7,785,000
Onondaga County Industrial
Development Agency, IDR (ICM
Controls Corporation Project)
(LOC; M&T Trust)	0.31	3/7/12	3,295,000	a	3,295,000
Patchogue-Medford Union Free
School District, GO Notes, TAN	1.50	6/21/12	4,000,000		4,009,128
Port Authority of New York and New
Jersey, Equipment Notes	0.22	3/7/12	5,600,000	a	5,600,000
Port Jefferson Union Free School
District, GO Notes, TAN	1.50	6/28/12	2,800,000		2,809,535
Poughkeepsie,
GO Notes, BAN	1.50	3/16/12	3,360,000		3,360,408
Putnam County Industrial
Development Agency, IDR (Broad
Reach, LLC Project) (LOC; RBS
Citizens NA)	0.28	3/7/12	2,585,000	a	2,585,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Trust)	0.26	3/7/12	3,400,000	a	3,400,000
Salina,
GO Notes, BAN	1.50	6/22/12	2,600,000		2,605,812
Schenectady Industrial Development
Agency, IDR (Fortitech Holding
Corporation Project) (LOC;
Bank of America)	0.59	3/7/12	545,000	a	545,000
Sullivan County,
GO Notes, TAN	1.25	3/15/13	2,500,000		2,518,650
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; California Public
Employees Retirement System)	0.09	3/1/12	5,200,000	a	5,200,000
Valley Central School District at
Montgomery, GO Notes, BAN	0.75	6/29/12	1,000,000		1,001,153
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Trust)	0.32	3/7/12	14,600,000	a	14,600,000

Total Investments (cost $299,478,619)	100.8%	299,478,619
Liabilities, Less Cash and Receivables	(.8%)	(2,500,735)
Net Assets	100.0%	296,977,884

a Variable rate demand note - rate shown is the interest rate in effect at February 29, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, these securities amounted to $17,515,000 or 5.9% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	299,478,619
Level 3 - Significant Unobservable Inputs	-
Total	299,478,619

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Money Market Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	April 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)